Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Summary of the Group's operating segment results	There was no significant transaction between reportable segments for the years ended December 31, 2019, 2020 and 2021 (in thousands).

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues:
Online game services	46,422,640	54,608,717	62,806,453
Youdao	1,304,883	3,167,515	5,354,357
Cloud Music	2,318,390	4,895,731	6,997,622
Innovative businesses and others	9,195,232	10,995,170	12,447,594
Total net revenues	59,241,145	73,667,133	87,606,026

Cost of revenues:
Online game services	(16,974,234)	(19,847,846)	(22,101,116)
Youdao	(934,261)	(1,713,229)	(2,448,146)
Cloud Music	(3,375,104)	(5,491,066)	(6,854,948)
Innovative businesses and others	(6,402,246)	(7,631,590)	(9,231,015)
Total cost of revenues	(27,685,845)	(34,683,731)	(40,635,225)

Gross profit:
Online game services	29,448,406	34,760,871	40,705,337
Youdao	370,622	1,454,286	2,906,211
Cloud Music	(1,056,714)	(595,335)	142,674
Innovative businesses and others	2,792,986	3,363,580	3,216,579
Total gross profit	31,555,300	38,983,402	46,970,801

Schedule of disaggregation of net revenues by timing of revenue recognition

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
A point in time	12,162,904	15,911,575	19,581,668
Over time	47,078,241	57,755,558	68,024,358
Total Net revenue	59,241,145	73,667,133	87,606,026

Schedule of total depreciation expenses of property and equipment by segment

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Online game services	256,181	258,357	251,526
Youdao	6,076	7,239	9,330
Cloud Music	7,393	6,878	3,827
Innovative businesses and others	211,457	201,636	141,696
Total depreciation expenses of property and equipment	481,107	474,110	406,379